Income/(Loss) per share (Tables)	12 Months Ended
Dec. 31, 2024
Income/(Loss) per share
Schedule of basic and diluted net income/ (loss) per ordinary share

	For the Year Ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
	(In thousands,	(In thousands,	(In thousands,	(In thousands,
	except	except	except	except
	for share	for share	for share	for share
	and per	and per	and per	and per
	share data)	share data)	share data)	share data)
Numerator:
Net income/(loss) attributable to Jianpu’s shareholders	(131,660)	(26,772)	106,131	14,539
Numerator for basic net income/(loss) per share	(131,660)	(26,772)	106,131	14,539
Numerator for diluted net income/(loss) per share	(131,660)	(26,772)	106,131	14,539
Denominator:
Denominator for basic net income/(loss) per share	424,031,623	424,612,125	399,454,434	399,454,434
Denominator for diluted net income/(loss) per share	424,031,623	424,612,125	410,098,257	410,098,257
Net income/(loss) per ordinary share:
Basic	(0.31)	(0.06)	0.27	0.04
Diluted	(0.31)	(0.06)	0.26	0.04